Shareholder Report, Line Graph (Details) 193871_Innovator Growth Accelerated ETF-Quarterly_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Mar. 31, 2021	Oct. 31, 2025
Innovator Growth Accelerated ETF®-Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator Growth Accelerated ETF-Quarterly NAV
Accumulated Value	$ 12,476	$ 9,357	$ 8,326	$ 11,702	$ 10,000	$ 15,320
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ 100 Total Return Index
Accumulated Value	15,639	11,236	8,816	12,154	10,000	$ 20,479
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ 100 Index
Accumulated Value	$ 15,193	$ 11,007	$ 8,712	$ 12,108	$ 10,000	$ 19,752